Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, current	$ 38,598		$ 38,598		$ 0
Derivative liability, noncurrent	23,225		23,225		0
Fair value of warrants	772		772		$ 0
Gain (loss) on fair value of warrant liabilities	1,074	$ 0	1,074	$ 0
2026 Notes | Convertible Debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of derivative liability	61,800		61,800
Derivative liability, current	38,600		38,600
Derivative liability, noncurrent	23,200		23,200
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	500		500
Gain (loss) on fair value of warrant liabilities	$ 100		$ 100
PIPE Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value price of warrants (in dollars per share)	$ 0.89		$ 0.89
Fair value of warrants	$ 300		$ 300
Gain (loss) on fair value of warrant liabilities	$ 1,200	$ 1,200	$ 1,200	$ 1,200